Shareholder Report, Holdings (Details)	Dec. 21, 2024
C000213594 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.90%
C000213594 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000213594 [Member] | U S Government Sponsored Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000213594 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.10%)
C000011303 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.90%
C000011303 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000011303 [Member] | U S Government Sponsored Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000011303 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.10%)
C000199555 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.90%
C000199555 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000199555 [Member] | U S Government Sponsored Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000199555 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.10%)